Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000007056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	13.59%	7.76%	9.51%
C000007055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	13.58%	7.75%	9.50%
C000007054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	13.46%	7.64%	9.38%
CRSP US Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Average Annual Return, Percent	17.15%	13.08%	14.25%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Average Annual Return, Percent	13.57%	7.89%	9.69%